Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay Tax Advantaged Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Tax Advantaged Short Term Bond Fund
Supplement	ck0001469192_SupplementTextBlock

MAINSTAY FUNDS TRUST

MainStay Tax Advantaged Short Term Bond Fund

Supplement dated August 28, 2017 (“Supplement”) to the
Summary Prospectuses, Prospectuses and Statement of Additional Information dated August 28, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Summary Prospectus, Prospectus and Statement of Additional Information.

Effective immediately, Class R6 shares are not currently offered for sale.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.